OTHER FEES AND COMMISSIONS (Tables)	12 Months Ended
Dec. 31, 2017
Fees And Commissions Tables [Abstract]
Brokers And Dealers Disclosure Tables [Text Block]
Other fees and commissions for the years ended December 31, comprised:
	2015	2016	2017
Continuing operations	(EUR in millions)
Custody, brokerage and investment banking	22	15	19
Retail lending fees	9	8	8
Corporate lending fees	111	110	110
Banking fees and similar charges	82	80	107
Fund management fees	12	10	8
Total	236	223	252